SCHEDULE OF NON-CONTROLLING INTERESTS (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Non-controlling interest, beginning	$ 527,865
Net income attributable to non-controlling interest	(19,018)	$ (16,200)
Foreign currency translation adjustment	(2,296)
Non-controlling interest, ending	506,551
Xi'an DT [Member]
Non-controlling interest, beginning	483,037
Net income attributable to non-controlling interest	(5,626)
Foreign currency translation adjustment	(679)
Non-controlling interest, ending	476,732
Tianjin YHX [Member]
Non-controlling interest, beginning	44,828
Net income attributable to non-controlling interest	(13,392)
Foreign currency translation adjustment	(1,617)
Non-controlling interest, ending	$ 29,819